Summary of Significant Accounting Policies - Schedule of Fair Value Assets and Liabilities Measured on Recurring Basis (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash	$ 322,441	$ 485,559	$ 433,712
Loans receivable, net	6,374,908	7,124,702
Level 1 [Member]
Cash	322,441	485,559
Loans receivable, net
Level 2 [Member]
Cash
Loans receivable, net
Level 3 [Member]
Cash
Loans receivable, net	$ 6,374,908	$ 7,124,702